Ohio Projects Since Inception as of September 30, 2022

Project Name	City	Total Units	Affordable Units	HIT Commitment/ BACDE Allocation	TDC	Economic Impacts
Ambassador Nursing Home	East Cleveland	154	154	$4,387,300	$4,826,030	$15,082,078
Aurora Manor	Portage	100	100	$3,847,630	$4,232,393	$13,952,219
Bath Manor	Akron	150	150	$5,145,634	$5,660,197	$18,658,861
Berkley Park at New Albany	Columbus	180	180	$13,050,200	$15,353,176	$43,721,697
Bingham Apartments	Cleveland	340	68	$45,634,900	$84,700,000	$213,802,672
Bryden House	Columbus	160	32	$2,865,000	$3,151,500	$10,853,872
Crittenden Court	Cleveland	208	41	$12,395,200	$13,634,720	$40,681,476
L&O Care II	Beachwood	274	274	$11,190,400	$12,309,440	$41,994,567
Leo E. Dugan Apartments	Cuyahoga Falls	70	70	$2,332,100	$3,409,259	—
Marshall Building/Magnate Building	Cleveland	41	8	$4,211,200	$6,662,179	$17,572,025
Mayfield Manor I	Canton	144	144	$9,858,800	$14,315,901	$33,367,398
Normandy Manor	Rocky River	150	150	$5,908,300	$6,499,130	$20,806,709
Otis Building	Cleveland	249	50	$28,152,700	$37,000,000	$104,468,923
Pinzone Towers	Rocky River	100	100	$6,583,800	$12,601,487	$16,637,425
Project 29 (Church + State)	Cleveland	158	—	$39,000,000	$54,834,231	$112,686,468
Quay 55 Apartments	Cleveland	139	27	$21,098,500	$25,854,190	$68,192,781
Silver Meadow Apartments	Kent	444	89	$10,247,940	$11,386,600	$35,190,893
Somerset Point Nursing Home	Shaker Heights	50	50	$7,444,399	$8,188,839	$24,437,160
The Glendale/Chelmsford Bd & Care	Toledo	75	75	$1,900,000	$2,090,000	$7,489,221
The Greens	Lyndhurst	248	248	$14,204,824	$16,711,558	$48,729,246
Toledo Innovation Center	Toledo	—	—	$10,000,000	$32,841,131	$62,950,438
Villa West Nursing	Monclova	100	100	$2,491,700	$2,740,870	$8,565,521
Westway Gardens	Elyria	300	60	$3,845,000	$7,941,000	$23,691,959
YMCA of Cleveland	Cleveland	144	28	$5,281,900	$5,868,778	$17,333,791

HIT-Financed Projects	24	3,978	2,198	$271,077,427	$392,812,609	$1,000,867,401

Job and economic impact figures are estimates calculated using IMPLAN, an input-output model, based on HIT and HIT subsidiary Building America CDE, Inc. project data. Data is current as of September 30, 2022. Economic impact data is in 2021 dollars and all other figures are nominal.

This document provides information about a project or projects financed by the HIT which may or may not be reflective of other financed projects or refer to an asset currently held in the HIT’s portfolio. Investors should consider the HIT’s investment objectives, risks, charges, and expenses carefully before investing. This and other information is contained in HIT’s prospectus, available at aflcio-hit.com or by calling 202-331-8055. The prospectus should be read carefully before investing.